OPERATING LEASE	12 Months Ended
Dec. 31, 2025
Operating Lease
OPERATING LEASE

16. OPERATING LEASE

The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining terms of one year to four years with no variable lease costs.

Operating lease costs were RMB 3,601 and RMB 2,223 for the years ended December 31, 2024 and 2025.

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities	4,435	728
Right-of-use assets obtained in exchange for operating lease liabilities	842	1,217

Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2024	2025
	RMB	RMB

Right-of-use assets	13,809	3,392

Operating lease liabilities - current	3,845	1,498
Operating lease liabilities - non-current	7,808	1,606
Total lease liabilities	11,653	3,104

Weighted average remaining lease term	3.44	3.22
Weighted average discount rate	4.75%	4.75%

Maturities of lease liabilities are as follows:

As of December 31, 2025
RMB

2026	1,616
2027	1,167
2028	266
2029	266
Total operating lease payments	3,315
Less: imputed interest	(211)
Total operating lease	3,104

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)